Employee benefits plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset) [text block]

	12/31/2024	12/31/2023
Opening balance	833,683	691,424
Interest on actuarial liabilities	73,853	67,272
Current service cost	1,997	1,959
Actuarial loss – experience	(125)	57,765
Actuarial loss (gain) – financial assumptions	(137,649)	70,762
Benefits paid directly by entity	(50,199)	(55,499)
Closing balance	721,560	833,683

Disclosure of defined benefit plans [text block]

	12/31/2024	12/31/2023
Economic
Nominal discount rate – medical assistance and life insurance	11.16% p.a.	9.14% p.a.
Medical cost growth rate	6.86% p.a.	6.86% p.a.
Nominal inflation	3.50% p.a.	3.50% p.a.
Aging factor	0 to 24 years: 1.50% p.a.	0 to 24 years: 1.50% p.a.
	25 to 54 years: 2.50% p.a.	25 to 54 years: 2.50% p.a.
	55 to 79 years: 4.50% p.a.	55 to 79 years: 4.50% p.a.
	Above 80 years: 2.50% p.a.	Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disabled persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
Family composition	Men 4 years + older	Men 4 years + older
	and 90% married	and 90% married
Permanency in the plan	100%	100%

Disclosure of sensitivity analysis for actuarial assumptions [text block]	The sensitivity analysis regarding the relevant assumptions of the plans show the impact on the liability balance:

Discount rate		Medical costs growth rate
+0.50%	691,494	+1.00%	788,124

Disclosure of information about maturity profile of defined benefit obligation [text block]

Payments	Medical assistance and life insurance
2025	53,601
2026	57,267
2027	60,995
2028	64,862
2029	68,645
2029 to 2034	397,704